Schedule of investments
Delaware Ivy VIP Pathfinder Moderately Conservative
March 31, 2023 (Unaudited)
	Number of shares	Value (US $)
Affiliated Mutual Funds — 99.84%
Global / International Equity Funds — 15.00%
Delaware Ivy VIP International Core EquityClass II	894,294	$ 13,646,925
Delaware VIP Global Value EquityClass II	1,471,965	7,153,751
		20,800,676
Taxable Fixed Income Funds — 44.74%
Delaware Ivy VIP Corporate BondClass II	7,022,411	32,443,540
Delaware Ivy VIP High IncomeClass I	469,345	1,365,793
Delaware Ivy VIP Limited-Term BondClass II	6,070,399	28,227,353
		62,036,686
US Equity Funds — 40.10%
Delaware Ivy VIP Core EquityClass II	1,211,573	14,793,305
Delaware Ivy VIP GrowthClass II	1,755,749	15,784,182
Delaware Ivy VIP Mid Cap GrowthClass I	580,786	6,191,181
Delaware Ivy VIP Small Cap GrowthClass I	180,396	1,192,416
Delaware Ivy VIP Smid Cap CoreClass II	301,165	3,454,365
Delaware Ivy VIP ValueClass II	2,526,559	14,199,265
		55,614,714
Total Affiliated Mutual Funds (cost $168,979,256)		138,452,076

	Number of shares	Value (US $)

Short-Term Investments — 0.25%
Money Market Mutual Funds — 0.25%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.72%)	85,247	$ 85,247
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.72%)	85,247	85,247
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.84%)	85,247	85,247
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.73%)	85,248	85,248
Total Short-Term Investments (cost $340,989)		340,989

Total Value of Securities—100.09% (cost $169,320,245)		138,793,065
Liabilities Net of Receivables and Other Assets—(0.09%)		(120,992)
Net Assets Applicable to 31,614,527 Shares Outstanding—100.00%		$138,672,073
NQ-IV049 [3/23] 5/23 (2912999)    1